Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current
Raw materials - ore stockpiles	$ 93	$ 106	$ 100
Raw materials
- ore stockpiles	229	251	261
- heap-leach inventory	4	3	5
Work in progress
- metals in process	51	44	58
Finished goods
- gold doré/bullion	42	57	59
- by-products	1	0	5
Total metal inventories	327	355	388
Mine operating supplies	305	297	295
Current inventories	632	652	683
Total inventories	725	758	783
Write-down of inventories	$ 4	$ 19	$ 17